Other Payables - Schedule of Other Payables (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Other Liabilities And Shares Subject To Mandatory Redemption Abstract
Government institutions	$ 172,000	$ 188,000
Employees and related benefits	101,000	145,000
Operating lease liabilities	1,962,000	89,000
Deferred Payment	513
Revenue Sharing Payment payable	161,000	171,000
Accrued expenses and other payables	952,000	649,000
Total other payables	$ 3,861,000	$ 1,242,000